Commitments and Contingencies (Details) - USD ($)			1 Months Ended	6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 23, 2021	Jul. 09, 2020	Feb. 28, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Vessels covered for pollution per vessel per incident				$ 1,000,000,000		$ 1,000,000,000
Due from related parties				$ 70,000		$ 70,000		$ 70,000
OceanPal Inc. Predecessors
Vessels covered for pollution per vessel per incident					$ 1,000,000,000		$ 1,000,000,000
Due from related parties					1,392,146				$ 1,169,637
Minimum charter revenues expected to be generated from fixed and non-cancelable time charter contracts								$ 3,100,000
Minimum contractual gross charter revenue within one year					7,200,000
OceanPal Inc. Predecessors | Diana Wilhelmsen Management Limited
Due from related parties					$ 1,392,146				1,169,637
Potential fines or penalties		$ 1,750,000
Payment of security bond		1,000,000
Accrual payments	$ 250,000								1,000,000.0
Amount of fine			$2.0
Litigation settlement expense	$ 2,000,000
Probation period	four-year		four years
OceanPal Inc. Predecessors | Diana Wilhelmsen Management Limited | Vessel, Protefs
Security bond placed to cover potential fines and penalties		$ 1,750,000
Due from related parties									1,300,000
Expense recognized for incident									$ 1,000,000.0
Amount of agreed fine			$ 2,000,000.0
Probation period subject to court approval			4 years
Litigation settlement expense	$ 2,000,000.0